PHOENIX
SEMIANNUAL REPORT
OCTOBER 31, 1995

Phoenix Strategic
Equity Series Fund
Semiannual Report

Phoenix Equity Opportunities Fund
Phoenix Strategic Theme Fund
Phoenix Small Cap Fund

[logo] Phoenix Duff & Phelps

PHOENIX EQUITY OPPORTUNITIES FUND SERIES

MARKET AND PORTFOLIO REVIEW

  Phoenix Equity Opportunities Fund performed well over this reporting period. For the six months ended October 31, 1995, Class A shares returned 16.89% and Class B shares returned 16.51%. This compares favorably with the 14.48% gain of the Standard & Poor's 500 Composite Stock Index for the same period. All of these figures assume reinvestment of any distributions but exclude the effect of sales charges.
 The Fund's significant exposure to stocks related to our Hybrid Network theme contributed meaningfully to the performance results. The accelerating revenue, operating profit and order rate environment for Bay Networks, Cisco Systems and 3Com produced strong absolute returns from each of our holdings. Our broad exposure to our 21st Century Medicine theme also contributed positively to the portfolio.
 While the Fund's exposure to technology has ranged between 20% to 40% of the portfolio over the last six months, the composition of the holdings has shifted. During the early summer months, holdings in Scientific Atlanta and General Instruments were eliminated and semiconductor exposure was reduced substantially. Holdings were shifted into our Hybrid Network theme, along with increased exposure to Internet related companies, including Netcom and Sun Microsystems. We believe that the airline industry's long-term profitability is beginning to improve and we have consequently raised our exposure in UAL Corporation.
 We would like to caution shareholders that the equity returns seen in 1995 are unusually high and expectations for 1996 performance should not be based on 1995 results. It is our belief that next year will be a highly selective market and double-digit returns will be more difficult to attain.

                       INVESTMENTS AT OCTOBER 31, 1995
                                 (Unaudited)

                                          SHARES        VALUE
COMMON STOCKS--97.0%
Airlines--6.5%
 Delta Airlines, Inc.                     65,000     $ 4,265,625
 UAL Corp. (b)                            50,000       8,793,750
                                                      13,059,375
Banks--2.9%
 TCF Financial Corp.                     100,000       5,875,000
Building & Materials--2.5%
 Continental Homes Holding Corp.         250,000       5,125,000
Computer Software & Services--11.7%
 Bay Networks, Inc. (b)                  100,000       6,625,000
 Computervision Corp. (b)                250,000       2,937,500
 Dialogic Corp. (b)                      100,000       2,900,000
 Expert Software, Inc. (b)                15,000         311,250
 Fore Systems, Inc. (b)                   70,000       3,710,000
 NETCOM On-Line Communication
  Services, Inc. (b)                     125,000       7,281,250
                                                      23,765,000
Diversified Financial Services--4.5%
 Federal National Mortgage Assoc. (b)     60,000       6,292,500
 MGIC Investment Corp.                    50,000       2,843,750
                                                       9,136,250
Electronics--0.5%
 Alliance Semiconductor (b)               30,000         922,500
Healthcare--Drugs--10.7%
 Biochem Pharmaceutical, Inc. (b)        170,000     $ 6,502,500
 Biogen, Inc. (b)                         35,000       2,143,750
 Chiron Corp. (b)                         25,000       2,275,000
 Genzyme Corp. (b)                        50,000       2,912,500
 Merck & Co., Inc.                       100,000       5,750,000
 Pfizer, Inc.                             35,000       2,008,125
                                                      21,591,875
Hospital Management & Services--5.7%
 Healthsouth Corp. (b)                   100,000       2,612,500
 PhyCor, Inc. (b)                         90,000       3,307,500
 United Dental Care, Inc. (b)             12,000         366,000
 United Healthcare Corp. (b)             100,000       5,312,500
                                                      11,598,500
Lodging & Restaurants--2.5%
 Boston Chicken, Inc. (b)                150,000       5,071,875
Medical Products & Supplies--7.5%
 MediSense, Inc. (b)                     100,000       2,137,500
 Medtronic, Inc.                         100,000       5,775,000
 Ostex International, Inc. (b)           100,000       2,000,000
 St. Jude Medical, Inc.                  100,000       5,325,000
                                                      15,237,500
Office & Business Equipment--3.9%
 Sun Microsystems, Inc. (b)              100,000       7,800,000

Phoenix Equity Opportunities Fund Series

                                          SHARES        VALUE
Oil Service & Equipment--2.8%
 Global Marine, Inc. (b)                 250,000    $  1,625,000
 Sonat Offshore Drilling, Inc. (b)       125,000       3,968,750
                                                       5,593,750
Publishing, Broadcasting, Printing & Cable--16.0%
 American Radio Systems Corp. (b)        120,000       2,700,000
 Clear Channel Communications, Inc.
  (b)                                     60,000       4,920,000
 Evergreen Media Corp. (b)               200,000       5,450,000
 Lin Television Corporation              125,000       3,578,125
 New World Communications Group,
  Inc. (b)                               115,000       1,897,500
 Scholastic Corp. (b)                     50,000       3,087,500
 SFX Broadcasting, Inc. (b)              100,000       2,700,000
 Silver King Communications (b)           75,000       2,193,750
 Sinclair Broadcasting Group, Inc. (b)   100,000       2,075,000
 Tele-Communications, Inc. (b)           225,000       3,825,000
                                                      32,426,875
Retail--1.3%
 Staples, Inc. (b)                       100,000       2,662,500
Textile & Apparel--5.6%
 Nine West Group, Inc. (b)               100,000       4,450,000
 Oakley, Inc. (b)                         60,000       2,070,000
 Tommy Hilfiger Corp. (b)                125,000       4,765,625
                                                      11,285,625
Telecommunications Equipment--12.4%
 3Com Corp. (b)                           80,000       3,760,000
 ADC Telecommunications, Inc. (b)        125,000       5,000,000
 California Amplifier, Inc. (b)          175,000       4,725,000
 Cascade Communications Corp. (b)         50,000       3,562,500
 Cisco Systems, Inc. (b)                  60,000       4,650,000
 Premisys Communications, Inc. (b)        15,000       1,342,500
 Renaissance Communications
  Corporation (b)                         90,000       2,013,750
                                                      25,053,750
TOTAL COMMON STOCKS
 (Identified cost $172,717,330)                     $196,205,375
TOTAL LONG-TERM INVESTMENTS--97.0%
 (Identified cost $172,717,330)                      196,205,375

                                   NUMBER
                                     OF
                                 CONTRACTS
OPTIONS--2.5%
 Mid Cap 400 Dec. 200 Puts (b)
                                      500          65,625
 Nasdaq 100 Index Put Option
  Dec. 590 (b)                      1,000       1,600,000
 Russell 2000 Index Put Option
  March 315 (b)                     1,300       2,486,250
 S&P 500 March Puts 575 (b)           800         920,000
 S&P Mid Cap Dec. 195 Puts (b)      1,000          84,375
TOTAL OPTIONS
 (Identified cost $5,676,300)                   5,156,250

                              STANDARD      PAR
                              & POOR'S     VALUE
                               RATING      (000)
SHORT-TERM OBLIGATIONS--1.9%
Commercial Paper--1.9%
 Mobil Corp. 5.85%,
  11-1-95                       A-1+     $ 3,905       3,905,000
TOTAL SHORT-TERM OBLIGATIONS
 (Identified cost $3,905,000)                          3,905,000
TOTAL INVESTMENTS--101.4%
 (Identified cost $182,298,630)                      205,266,625(a)
 Cash & receivables, less liabilities--(1.4%)         (2,920,507)
NET ASSETS--100.0%                                  $202,346,118

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $27,746,379 and gross depreciation of $4,778,384 for income tax purposes. At October 31, 1995, the aggregate cost of securities for federal income tax purposes was $182,298,630.
(b) Non-income producing.

                      See Notes to Financial Statements

Phoenix Equity Opportunities Fund Series

                     STATEMENT OF ASSETS AND LIABILITIES
                               OCTOBER 31, 1995
                                 (Unaudited)

 Assets
Investment securities at value
  (Identified cost $182,298,630)                       $205,266,625
Cash                                                          1,037
Receivables
 Fund shares sold                                        12,313,176
 Dividends and interest                                      54,908
  Total assets                                          217,635,746

Liabilities
Payables
 Investment securities purchased                         14,410,248
 Fund shares repurchased                                    630,582
 Investment advisory fee                                    120,554
 Distribution fee                                            43,649
 Financial agent fee                                          5,167
 Transfer agent fee                                          26,699
 Trustees' fee                                                7,836
 Accrued expenses                                            44,893
  Total liabilities                                      15,289,628
Net Assets                                             $202,346,118

Net Assets Consist of:
Capital paid in on shares of beneficial interest       $158,085,713
Accumulated net investment loss                            (571,567)
Accumulated net realized gains                           21,863,977
Net unrealized appreciation                              22,967,995
Net Assets                                             $202,346,118
Class A
  Shares of beneficial interest outstanding, $.0001
   par value, unlimited authorization (Net Assets
   $201,377,962)                                         23,287,438

Net asset value per share                                      $8.65
Offering price per share $8.65/(1-4.75%)                       $9.08

Class B)
  Shares of beneficial interest outstanding, $.0001
  par  value, unlimited authorization (Net Assets
   $968,156)                                                 112,439
Net asset value and offering price per share                   $8.61

                           STATEMENT OF OPERATIONS
                      SIX MONTHS ENDED OCTOBER 31, 1995
                                 (Unaudited)

Investment Income
Dividends                                                 $   451,406
Interest                                                      249,734
  Total investment income                                     701,140
Expenses
Investment advisory fee                                       693,148
Distribution fee--Class A                                     246,653
Distribution fee--Class B                                       3,599
Financial agent fee                                            29,706
Transfer agent                                                142,326
Registration                                                   42,574
Professional                                                   32,329
Printing                                                       32,971
Custodian                                                      16,810
Trustees                                                       14,643
Miscellaneous                                                  17,948
  Total expenses                                            1,272,707
Net investment loss                                          (571,567)
Net Realized and Unrealized Gain (Loss) on
  Investments
Net realized gain on securities                            21,185,702
Net realized loss on options                               (3,950,892)
Net unrealized appreciation on investments                 13,425,137
Net gain on investments                                    30,659,947
Net increase in net assets resulting from operations      $30,088,380

                      See Notes to Financial Statements

Phoenix Equity Opportunities Fund Series

                      STATEMENT OF CHANGES IN NET ASSETS

                                                                     Six Months
                                                                        Ended
                                                                     October 31,           Year
                                                                        1995               Ended
                                                                     (Unaudited)      April 30, 1995
From Operations
 Net investment income (loss)                                         $   (571,567)    $  1,073,425
 Net realized gain                                                      17,234,810        5,576,553
 Net unrealized appreciation                                            13,425,137        8,679,660
 Increase in net assets resulting from operations                       30,088,380       15,329,638
From Distributions to Shareholders
 Net investment income--Class A                                                 --       (1,177,310)
 Net realized gains--Class A                                                    --      (11,595,466)
 Net realized gains--Class B                                                    --          (15,203)
 Decrease in net assets from distributions to shareholders                      --      (12,787,979)
From Share Transactions
Class A
 Proceeds from sales of shares (907,699 and 6,338,878 shares,
  respectively)                                                          7,246,528       46,125,947
 Net asset value of shares issued from reinvestment of
  distributions (0 and 1,311,412 shares, respectively)                          --        8,942,271
 Cost of shares repurchased (1,910,473 and 8,806,706 shares,
  respectively)                                                        (15,533,216)     (63,971,908)
Total                                                                   (8,286,688)      (8,903,690)
Class B
 Proceeds from sales of shares (61,915 and 115,217 shares,
  respectively)                                                            517,490          831,977
 Net asset value of shares issued from reinvestment of
  distributions (0 and 2,209, respectively)                                     --           15,023
 Cost of shares repurchased (20,528 and 46,374 shares,
  respectively)                                                           (164,224)        (330,625)
Total                                                                      353,266          516,375
 Decrease in net assets from share transactions                         (7,933,422)      (8,387,315)
Net increase (decrease) in net assets                                   22,154,958       (5,845,656)
Net Assets
 Beginning of period                                                   180,191,160      186,036,816
 End of period (including accumulated net investment loss of
  ($571,567) and
  undistributed net investment income of $0, respectively)            $202,346,118     $180,191,160

                      See Notes to Financial Statements

Phoenix Equity Opportunities Fund Series

                             FINANCIAL HIGHLIGHTS
(Selected data for a share outstanding throughout the indicated period)

                                                                         Class A
                                          Six Months
                                             Ended
                                           10/31/95                        Year Ended April 30,
                                          (Unaudited)       1995        1994       1993       1992        1991
Net asset value, beginning of period       $   7.40       $   7.31    $   9.64   $   8.59   $   8.36    $   7.61
Income from investment operations
 Net investment income (loss)                 (0.02)((4))     0.04        0.05       0.06       0.11        0.17
 Net realized and unrealized gain              1.27           0.58        0.57       1.34       0.71        0.74
  Total from investment operations             1.25           0.62        0.62       1.40       0.82        0.91
Less distributions
 Dividends from net investment income         --             (0.05)      (0.05)     (0.06)     (0.12)      (0.16)
 Distributions from net realized
  gains                                       --             (0.48)      (2.90)     (0.29)     (0.47)      --
  Total distributions                         --             (0.53)      (2.95)     (0.35)     (0.59)      (0.16)
Change in net asset value                      1.25           0.09       (2.33)      1.05       0.23        0.75
Net asset value, end of period             $   8.65       $   7.40    $   7.31   $   9.64   $   8.59    $   8.36
Total return((1))                             16.89%((3))     9.16%       4.99%     16.50%     10.30%      12.16%
Ratios/supplemental data:
Net assets, end of period (thousands)      $201,378       $179,666    $186,037   $215,570   $204,792    $213,147
Ratio of average net assets of:
 Expenses                                      1.29%((2))     1.32%       1.26%      1.35%      1.36%       1.41%
 Net investment income (loss)                 (0.58)%((2))    0.60%       0.57%      0.67%      1.29%       2.19%
Portfolio turnover                              288%((2))      358%        167%        31%        73%         95%

                                                 Class B
                                            Six
                                           Months        From
                                           Ended       Inception
                                          10/31/95    7/19/94 to
                                       (Unaudited)      4/30/95
Net asset value, beginning of period       $ 7.39       $ 7.28
Income from investment operations
 Net investment income (loss)               (0.04)(
                                               (4))       0.00
 Net realized and unrealized gain            1.26         0.59
  Total from investment operations           1.22         0.59
Less distributions
 Dividends from net investment income        --           --
 Distributions from net realized
  gains                                      --          (0.48)
  Total distributions                        --          (0.48)
Change in net asset value                    1.22         0.11
Net asset value, end of period             $ 8.61       $ 7.39
Total return((1))                           16.51%((3))   8.69%((3))
Ratios/supplemental data:
Net assets, end of period (thousands)      $  968       $  525
Ratio of average net assets of:
 Expenses                                    2.04%((2))   2.15%((2))
 Net investment income (loss)               (0.98)%((2))  (0.06)%((2))
Portfolio turnover                            288%((2))    358%

((1)) Maximum sales charge is not reflected in total return calculation. ((2)) Annualized.
((3)) Not annualized.
((4)) Computed using the average number of shares outstanding during the period.

                      See Notes to Financial Statements

PHOENIX STRATEGIC THEME FUND SERIES

MARKET AND PORTFOLIO REVIEW

  Phoenix Strategic Theme Fund, one of our newest equity offerings, seeks long-term appreciation of capital by investing in securities benefiting from key trends in the U.S. and abroad. We select stocks for their potential to capitalize on key investment themes that arise from social, economic and lifestyle changes. Phoenix identifies strategic themes with life cycles of five years or more, and more focused tactical themes of two to three years. Our research focuses on discovering themes early, before they attract widespread investor attention. We scrutinize companies for quality management, earnings growth, and theme potential.

   Because the Fund was launched on October 16, 1995--very near the end of this six-month reporting period--this commentary covers only two weeks of portfolio activity. During this period, we began building the portfolio to reflect a number of the compelling investment themes we have identified, including the Internet Connection, 21st Century Medicine, Farming for Yield, Hybrid Network and Move to Outsourcing. These themes are represented by such stocks as America On-Line, Genzyme, Potash, Bay Networks and Alternative Resources.

   The Fund performed solidly during its initial two weeks. From its inception on October 16, 1995 through October 31, 1995, Class A and B shares returned 0.10%. This compares favorably to the -0.46% return of its benchmark, the S&P 500 Index. All of these figures assume reinvestment of any distributions but exclude the effect of sales charges.

Outlook

  As the end of 1995 approaches, the economy appears to show signs of further slowing. Accordingly, we will continue to look for companies with exceptional growth potential. We also expect to see increased market volatility in 1996, which may provide opportunities to add to portfolio holdings at attractive prices. Finally, we are increasing holdings in smaller cap issues, given our view that the small cap market will assume leadership in 1996.

[pie chart]

Deregulating Financial Services 7.6%
Farming for Yield 11.9%
Move to Outsourcing 5.8%
Special Situations 7.9%
21st Century Medicine 15.5%
Casual Consumer 6.8%
Short-term Obligations and Cash 44.5%

Phoenix Strategic Theme Fund Series

                       INVESTMENTS AT OCTOBER 31, 1995
                                 (Unaudited)

                                         SHARES      VALUE
COMMON STOCKS--52.4%
Agricultural Operations--2.0%
 Pioneer Hi Bred International, Inc.      5,000    $  248,125
Chemicals--Basic--1.7%
 Monsanto Co.                             2,000       209,500
Chemicals--Fertilizer--4.9%
 Arcadian Corp.                          10,000       206,250
 Mississippi Chemical Corp.              17,000       410,125
                                                      616,375
Chemicals--Specialty--2.2%
 Cytec Industries, Inc. (b)               5,000       273,750
Commercial Services--Miscellaneous--3.8%
 Olsten Corp.                             2,500        96,250
 Paychex, Inc.                            5,000       216,875
 Robert Half International, Inc. (b)      4,500       164,250
                                                      477,375
Commercial Services--Security/Safety--1.1%
 ADT Ltd. (b)                            10,300       144,200
Computer--Integrated Systems--2.3%
 Medic Computer Systems, Inc. (b)         5,400       287,550
Computer--Local Networks--1.5%
 3Com Corp. (b)                           4,000       188,000
Computer--Peripheral Equipment--1.1%
 Bolt Beranek & Newman, Inc. (b)          4,400       135,850
Computer--Services--6.3%
 Ceridian Corp. (b)                       2,200        95,700
 DST Systems, Inc. (b)                   12,000       252,000
 HBO & Co. (b)                            6,300       445,725
                                                      793,425
Cosmetics/Personal Care--1.4%
 General Nutrition Companies, Inc. (b)    7,000       174,125
Finance--Investment Bankers--4.2%
 Donaldson Lufkin & Jenrette (b)         13,000       386,750
 The Charles Schwab Corp.                 5,900       134,963
                                                      521,713
Financial Services--Miscellaneous--2.3%
 First Data Systems Corp.                 2,300       152,088
 SunAmerica, Inc.                         2,200       136,950
                                                      289,038
Food--Flour & Grain--2.2%
 IMC Global, Inc.                         4,000    $  280,000
Insurance--Diversified--1.1%
 Travelers Group, Inc. (b)                2,800       141,400
Insurance--Property/Casualty/Title--1.2%
 Allstate Corp.                           4,000       147,000
Medical--Biomed/Genetics--4.8%
 Amgen, Inc. (b)                          6,000       288,000
 Biogen, Inc. (b)                         5,000       306,250
                                                      594,250
Medical--Generic Drugs--2.4%
 Watson Pharmaceuticals, Inc. (b)         6,800       304,300
Medical--Nursing Homes--1.2%
 Manor Care, Inc.                         4,500       147,375
Medical--Output/Home Care--1.3%
 PhyCor, Inc. (b)                         4,500       165,375
Retail--Miscellaneous/Diversified--1.1%
 Barnes & Noble, Inc. (b)                 3,600       131,400
Retail/Wholesale Office Supply--2.3%
 Office Depot, Inc. (b)                   5,000       143,125
 Staples, Inc. (b)                        5,500       146,437
                                                      289,562
TOTAL COMMON STOCKS
 (Identified cost $6,611,536)                       6,559,688
FOREIGN COMMON STOCKS--3.1%
Leisure--Products--2.0%
 De Rigo S.P.A. ADR (Italy) (b)          12,000       247,500
Chemicals--Fertilizer--1.1%
 Potash Corp. of Saskatchewan, Inc.
  (Canada)                                2,000       139,250
TOTAL FOREIGN COMMON STOCKS
 (Identified cost $325,712)                           386,750
TOTAL LONG-TERM INVESTMENTS--55.5%
 (Identified cost $6,937,248)                       6,946,438


                      See Notes to Financial Statements

Phoenix Strategic Theme Fund Series

                               STANDARD
                                    &       PAR
                                 POOR'S   VALUE
                                 RATING   (000)        VALUE
SHORT-TERM OBLIGATIONS--54.1%
Commercial Paper--2.8%
 Bellsouth
  Telecommunications, Inc.
  5.75%, 11-9-95                  A-1+   $  355     $   354,546
Federal Agency Securities--51.3%
 U.S. Treasury Bills 4.90%, 11-2-95       6,410       6,409,128
TOTAL SHORT-TERM OBLIGATIONS
 (Identified cost $6,763,674)                         6,763,674
TOTAL INVESTMENTS--109.6%
 (Identified cost $13,700,922)                       13,710,112(a)
 Cash & receivables, less liabilities--(9.6%)        (1,205,920)
NET ASSETS--100.0%                                  $12,504,192

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $178,030 and gross depreciation of $168,840 for income tax purposes. At October 31, 1995, the aggregate cost of securities for federal income tax purposes was $13,700,922.
(b) Non-income producing.

                      See Notes to Financial Statements

Phoenix Strategic Theme Fund Series

                     STATEMENT OF ASSETS AND LIABILITIES
                               OCTOBER 31, 1995
                                 (Unaudited)

Assets
Investment securities at value
  (Identified cost $13,700,922)                        $13,710,112
Cash                                                         4,095
Receivables
 Fund shares sold                                          194,712
 Receivable from adviser                                     2,912
 Dividends and interest                                      1,794
Prepaid expenses                                            42,391
  Total assets                                          13,956,016

Liabilities
Payables
 Investment securities purchased                         1,444,444
 Distribution fee                                            1,250
 Financial agent fee                                           135
 Transfer agent fee                                          1,481
 Trustees' fee                                                 677
 Accrued expenses                                            3,837
  Total liabilities                                      1,451,824
Net Assets                                             $12,504,192

Net Assets Consist of:
Capital paid in on shares of beneficial interest       $12,480,689
Undistributed net investment income                         14,470
Accumulated net realized losses                               (157)
Net unrealized appreciation                                  9,190
Net Assets                                             $12,504,192
Class A
  Shares of beneficial interest outstanding, $.0001
   par value, unlimited authorization (Net Assets
   $11,871,510)                                          1,185,632

Net asset value per share                                    $10.01
Offering price per share
  $10.01/(1-4.75%)                                           $10.51

Class B)
  Shares of beneficial interest outstanding, $.0001
   par  value, unlimited authorization (Net Assets
   $632,682)                                                 63,215

Net asset value and offering price per share                 $10.01

                           STATEMENT OF OPERATIONS
                      FROM INCEPTION OCTOBER 16, 1995 TO
                               OCTOBER 31, 1995
                                 (Unaudited)

Investment Income
Interest                                                  $19,101
Dividends                                                   1,794
  Total investment income                                  20,895
Expenses
Investment advisory fee                                     3,376
Distribution fee--Class A                                   1,084
Distribution fee--Class B                                     166
Financial agent fee                                           135
Registration                                                2,529
Transfer agent                                              1,480
Professional                                                1,427
Printing                                                      726
Trustees                                                      677
Custodian                                                     484
Miscellaneous                                                 630
  Total expenses                                           12,714
  Less expenses borne by investment adviser                (6,289)
  Net expenses                                              6,425
Net investment income                                      14,470
Net Realized and Unrealized Gain (Loss) on
  Investments
Net realized loss on securities                              (157)
Net unrealized appreciation on investments                  9,190

Net gain on investments                                     9,033
Net increase in net assets resulting from operations      $23,503

                      See Notes to Financial Statements

Phoenix Strategic Theme Fund Series

                      STATEMENT OF CHANGES IN NET ASSETS

                                                                                     From
                                                                                  Inception
                                                                                 10/16/95 to
                                                                                   10/31/95
                                                                                 (Unaudited)
From Operations
 Net investment income                                                           $    14,470
 Net realized loss                                                                      (157)
 Net unrealized appreciation                                                           9,190
 Increase in net assets resulting from operations                                     23,503
From Share Transactions
Class A
 Proceeds from sales of shares (1,185,632 shares)                                 11,849,997
 Net asset value of shares issued from reinvestment of distributions
  (0 shares)                                                                              --
 Cost of shares repurchased (0 shares)                                                    --
Total                                                                             11,849,997
Class B
 Proceeds from sales of shares (69,022 shares)                                       688,471
 Net asset value of shares issued from reinvestment of distributions
  (0 shares)                                                                              --
 Cost of shares repurchased (5,807 shares)                                           (57,779)
Total                                                                                630,692
 Increase in net assets from share transactions                                   12,480,689
 Net increase in net assets                                                       12,504,192
Net Assets
 Beginning of period                                                                       0
 End of period (including undistributed net investment income of $14,470)        $12,504,192

                      See Notes to Financial Statements

Phoenix Strategic Theme Fund Series

                             FINANCIAL HIGHLIGHTS
(Selected data for a share outstanding throughout the indicated period)

                                            Class A             Class B
                                         From Inception      From Inception
                                           10/16/95 to        10/16/95 to
                                            10/31/95            10/31/95
                                           (Unaudited)        (Unaudited)
Net asset value, beginning of period         $ 10.00            $ 10.00
Income from investment operations
 Net investment income                          0.01((4))          0.01((4))
 Net realized and unrealized gain               0.00               0.00
  Total from investment operations              0.01               0.01
Less distributions
 Dividends from net investment income           --                 --
 Distributions from net realized
  gains                                         --                 --
  Total distributions                           --                 --
Change in net asset value                       0.01               0.01
Net asset value, end of period               $ 10.01            $ 10.01
Total return( (1))                              0.10%((3))         0.10%((3))
Ratios/supplemental data:
Net assets, end of period (thousands)        $11,872            $   633
Ratio of average net assets of:
 Expenses                                       1.40%((2))         2.15%((2))
 Net investment income                          3.25%((2))         2.39%((2))
Portfolio turnover                                 0%                 0%

((1)) Maximum sales charge is not reflected in total return calculation. ((2)) Annualized.
((3)) Not annualized.
((4)) Computed using the average number of shares outstanding during the period.

                      See Notes to Financial Statements

PHOENIX SMALL CAP FUND SERIES

MARKET AND PORTFOLIO REVIEW

  Phoenix Small Cap Fund, one of our newest equity offerings, seeks long-term capital appreciation by investing primarily in common stocks of companies with $500 million or less capitalization. Our research focuses on discovering small companies early in their life cycles, when growth potential is most promising. We select many of the stocks for their ability to capitalize on key investment themes--trends arising from social, economic, and lifestyle changes. When evaluating a company's growth rates, we also look for strong balance sheets, high return on equity and solid company management.

   Because the Fund was launched on October 16, 1995--very near the end of this six-month reporting period--this commentary covers only two weeks of portfolio activity. As we expected, small cap stocks outperformed over the summer, but lost ground during September and October. This provided the opportunity to begin building the portfolio at relatively attractive prices. We selected stocks that represent a number of the compelling investment themes we are currently focusing on including, the Internet Connection, 21st Century Medicine, Move to Outsourcing, Farming for Yield, and Need For Security. Over time, we expect to build the portfolio's holdings up to approximately 100 stocks that will be diversified across Phoenix's favored themes. Because the economy appears to be slowing further as the year winds down, we will continue to look for small companies with exceptional growth potential.

   The Fund performed solidly during its initial two weeks. From its inception on October 16, 1995 through October 31, 1995, Class A and B shares returned 2.80%. This compares favorably to the -1.88% return of its benchmark, the Russell 2000 Index. All of these figures assume reinvestment of any distributions but exclude the effect of sales charges.

Outlook

  We believe that small cap stocks are moderately priced in relation to stocks of larger companies, and therefore offer one of the most attractive opportunities in the equity markets. In our view, investors will begin to refocus on smaller companies in an attempt to identify greater relative growth opportunities, particularly as the current bull market matures.

[pie chart]

Special Situations 2.2%
21st Century Medicine 14.5%
Casual Consumer 1.7%
Educational Renaissance 6.0%
Farming for Yield 3.7%
Short-term Obligations and Cash 20.7%
Hybrid Network 5.9%
Internet Connection 15.0%
Move to Outsourcing 12.5%
Need for Security 6.5%
Quest for Clean Water 6.6%
Shift to Digital 4.7%

Phoenix Small Cap Fund Series

                       INVESTMENTS AT OCTOBER 31, 1995
                                 (Unaudited)

                                         SHARES      VALUE
COMMON STOCKS--77.7%
Agricultural Operations--1.7%
 Dekalb Genetics Corp. Class B            3,000    $  128,250
Chemicals--Fertilizer--2.0%
 Mississippi Chemical Corp.               6,000       144,750
Commercial Services--Miscellaneous--8.9%
 Alternative Resources Corp. (b)          4,000       124,000
 American Oncology Resources (b)          3,000       105,000
 Clintrials Research, Inc. (b)            5,000       101,250
 CMG Information Services, Inc. (b)       4,000       139,000
 Employee Solutions, Inc. (b)             5,000        76,875
 On Assignment, Inc. (b)                  4,000       108,000
                                                      654,125
Commercial Services--Schools--7.1%
 Apollo Group, Inc. Class A (b)           5,200       136,500
 Devry, Inc. (b)                          3,200        71,200
 ITT Educational Services, Inc. (b)       3,200        75,200
 National Education Corp. (b)            20,000       162,500
 Youth Services International, Inc.
  (b)                                     6,000        76,500
                                                      521,900
Commercial Services--Security/Safety--5.5%
 Checkpoint Systems, Inc. (b)             5,000       144,375
 ITI Technologies, Inc. (b)               6,000       151,500
 Lo-Jack Corporation (b)                  7,000       108,500
                                                      404,375
Computer--Graphics--0.9%
 Trident Microsystems, Inc. (b)           2,300        69,575
Computer--Integrated Systems--2.1%
 Imnet Systems, Inc. (b)                  6,000       152,250
Computer--Local Networks--2.4%
 NETCOM On-Line Communications
  Services, Inc (b)                       3,000       174,750
Computer--Optical Recognition--2.2%
 Robotic Vision Systems, Inc. (b)         7,000       160,125
Computer--Peripheral Equipment--2.6%
 Bolt Beranek & Newman, Inc. (b)          2,200        67,925
 Security Dynamics Technologies,
  Inc. (b)                                4,000       126,000
                                                      193,925
Computer--Services--9.9%
 Cycare Systems, Inc. (b)                 4,000       124,000
 Enterprise Systems, Inc. (b)             7,000       163,625
 National Data Corp.                      6,000       159,000
 Technology Solutions Co. (b)             6,000        99,000
 UUNET Technologies, Inc. (b)             3,000       182,250
                                                      727,875
Computer--Software--8.6%
 Cooper & Chyan Technology (b)           10,000    $  141,250
 HPR, Inc. (b)                            5,000       130,000
 Netmanage, Inc. (b)                      7,000       142,625
 Premenos Technology Corp. (b)            3,000       117,750
 Spyglass, Inc. (b)                       2,000        99,500
                                                      631,125
Electric--Laser System/Component--2.1%
 Coherent, Inc. (b)                       2,000        56,500
 Cyberoptics Corp. (b)                    3,000        99,000
                                                      155,500
Electric--Scientific Instrument--1.5%
 Dionex Corp. (b)                         2,000       108,000
Electric--Semiconductor Manufacturer--1.6%
 ESS Technology, Inc. (b)                 4,000       120,000
Financial Services--Miscellaneous--1.7%
 Checkfree Corp. (b)                      6,000       126,750
Media--Periodicals--1.0%
 Mecklermedia Corp. (b)                   6,000        70,500
Medical--Biomed/Genetics--3.1%
 Cephalon, Inc. (b)                       4,000       120,000
 Liposome Company, Inc. (b)               7,000       107,625
                                                      227,625
Medical--Output/Home Care--1.5%
 MedPartners, Inc. (b)                    4,000       112,000
Medical--Products--4.2%
 Cygnus, Inc. (b)                        11,000       180,125
 Quintiles Transnational Corp. (b)        2,000       128,500
                                                      308,625
Pollution Control--Equipment--3.6%
 Ionics, Inc. (b)                         2,000        81,500
 Osmonics, Inc. (b)                       2,700        45,900
 U.S. Filter Corp. (b)                    6,000       139,500
                                                      266,900
Pollution Control--Services--1.5%
 Tetra Tech, Inc. (b)                     5,000       108,750
Telecommunications--Equipment--2.0%
 Teltrend, Inc. (b)                       5,000       147,500
TOTAL COMMON STOCKS
 (Identified cost $5,533,838)                       5,715,175


                      See Notes to Financial Statements

Phoenix Small Cap Fund Series

                                            SHARES      VALUE
FOREIGN COMMON STOCKS--1.7%
Leisure--Products--1.7%
 De Rigo S.P.A. ADR (Italy) (b)              6,000    $  123,750
TOTAL FOREIGN COMMON STOCKS
 (Identified cost $96,000)                               123,750
TOTAL LONG-TERM
  INVESTMENTS--79.4%
 (Identified cost $5,629,838)                          5,838,925

                                              PAR
                                            VALUE
                                            (000)        VALUE
SHORT-TERM OBLIGATIONS--27.6%
Federal Agency Securities--27.6%
 U.S. Treasury Bills 4.89%, 11-2-95         $   95    $   94,987
 U.S. Treasury Bills 4.90%, 11-2-95          1,940     1,939,736
TOTAL SHORT-TERM OBLIGATIONS
 (Identified cost $2,034,723)                          2,034,723
TOTAL INVESTMENTS--107.0%
 (Identified cost $7,664,561)                          7,873,648(a)
 Cash & receivables less liabilities--(7.0%)            (516,864)
NET ASSETS--100.0%                                    $7,356,784

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $363,366 and gross depreciation of $154,279 for income tax purposes. At October 31, 1995, the aggregate cost of securities for federal income tax purposes was $7,664,561.
(b) Non-income producing.

                      See Notes to Financial Statements

Phoenix Small Cap Fund Series

                     STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1995
(Unaudited)

Assets
Investment securities at value
  (Identified cost $7,664,561)                         $7,873,648
Cash                                                       86,565
Receivables
 Fund shares sold                                         327,045
 Investment securities sold                                33,339
 Dividends                                                    480
 Receivable from adviser                                    4,927
 Prepaid expenses                                          42,747
  Total assets                                          8,368,751

Liabilities
Payables
 Investment securities purchased                        1,005,137
 Distribution fee                                             698
 Financial agent fee                                           75
 Transfer agent fee                                         1,481
 Trustees' fee                                                677
 Accrued expenses                                           3,899
  Total liabilities                                     1,011,967
Net Assets                                             $7,356,784

Net Assets Consist of:
Capital paid in on shares of beneficial interest       $7,160,944
Undistributed net investment income                         5,954
Accumulated net realized losses                           (19,201)
Net unrealized appreciation                               209,087
Net Assets                                             $7,356,784
Class A
  Shares of beneficial interest outstanding, $.0001 par
  value, unlimited authorization (Net Assets $6,956,169)  676,426

Net asset value per share                                  $10.28
Offering price per share $10.28/(1-4.75%)                  $10.79

Class B)
  Shares of beneficial interest outstanding, $.0001 par
  value, unlimited authorization (Net Assets $400,615)     38,969

Net asset value and offering price per share               $10.28

                           STATEMENT OF OPERATIONS
                      FROM INCEPTION OCTOBER 16, 1995 TO
                               OCTOBER 31, 1995
                                 (Unaudited)

Investment Income
Interest                                                 $  9,280
Dividends                                                     480
  Total investment income                                   9,760
Expenses
Investment advisory fee                                     1,864
Distribution fee--Class A                                     596
Distribution fee--Class B                                     102
Financial agent fee                                            75
Registration                                                2,535
Transfer agent                                              1,481
Professional                                                1,427
Printing                                                      726
Trustees                                                      677
Custodian                                                     484
Miscellaneous                                                 630
  Total expenses                                           10,597
  Less expenses borne by investment adviser               (6,791)
  Net expenses                                              3,806
Net investment income                                       5,954
Net Realized and Unrealized Gain (Loss) on Investments
Net realized loss on securities                           (19,201)
Net unrealized appreciation on investments                209,087

Net gain on investments                                   189,886
Net increase in net assets resulting from operations     $195,840

                      See Notes to Financial Statements

Phoenix Small Cap Fund Series

                      STATEMENT OF CHANGES IN NET ASSETS

                                                                                     From
                                                                                   Inception
                                                                                  10/16/95 to
                                                                                   10/31/95
                                                                                  (Unaudited)
From Operations
 Net investment income                                                            $    5,954
 Net realized loss                                                                   (19,201)
 Net unrealized appreciation                                                         209,087
 Increase in net assets resulting from operations                                    195,840
From Share Transactions
Class A
 Proceeds from sales of shares (676,426 shares)                                    6,770,176
 Net asset value of shares issued from reinvestment of distributions
  (0 shares)                                                                          --
 Cost of shares repurchased (0 shares)                                                --
Total                                                                              6,770,176
Class B
 Proceeds from sales of shares (38,969 shares)                                       390,768
 Net asset value of shares issued from reinvestment of distributions
  (0 shares)                                                                          --
 Cost of shares repurchased (0 shares)                                                --
Total                                                                                390,768
 Increase in net assets from share transactions                                    7,160,944
Net increase in net assets                                                         7,356,784
Net Assets
 Beginning of period                                                                       0
 End of period (including undistributed net investment income of $5,954)          $7,356,784

                      See Notes to Financial Statements

Phoenix Small Cap Fund Series

                             FINANCIAL HIGHLIGHTS
(Selected data for a share outstanding throughout the indicated period)

                                           Class A         Class B
                                             From            From
                                          Inception       Inception
                                         10/16/95 to     10/16/95 to
                                           10/31/95        10/31/95
                                         (Unaudited)     (Unaudited)
Net asset value, beginning of period        $10.00         $ 10.00
Income from investment operations
 Net investment income                        0.01((4))       0.01((4))
 Net realized and unrealized gains            0.27            0.27
  Total from investment operations            0.28            0.28
Less distributions
 Dividends from net investment income         --              --
 Distributions from net realized
  gains                                       --              --
  Total distributions                         --              --
Change in net asset value                     0.28            0.28
Net asset value, end of period              $10.28         $ 10.28
Total return( (1))                            2.80%((3))      2.80%((3))
Ratios/supplemental data:
Net assets, end of period (thousands)       $6,956         $   401
Ratio of average net assets of:
 Expenses                                     1.50%((2))      2.25%((2))
 Net investment income                        2.43%((2))      1.53%((2))
Portfolio turnover                              14%((2))        14%((2))

((1)) Maximum sales charge is not reflected in total return calculation. ((2)) Annualized.
((3)) Not annualized.
((4)) Computed using the average number of shares outstanding during the period.

                      See Notes to Financial Statements

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 1995 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

  Phoenix Strategic Equity Series Fund (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. Each Series offers both Class A and Class B shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Series are borne pro rata by the holders of both classes of shares, except that each class bears distribution expenses unique to that class.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

A. Security valuation:

  Securities listed or traded on a national securities exchange are valued at the last sale price, or if there had been no sale of the security on that day, at the mean between the last bid and asked prices. Securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices; and if no active market exists, at the bid price. Short-term investments having a remaining maturity of less than sixty days are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

B. Security transactions and related income:

  Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Realized gains and losses are determined on the identified cost basis.

C. Income taxes:

  Each of the Series is treated as a separate taxable entity. It is the policy of each Series in the Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. In addition, each Series intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. Distributions to shareholders:

  Distributions are recorded by each Series on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non- taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. Foreign currency translation:

  Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the date of settlement. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction, is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates, between the date income is accrued and paid, is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. Expenses:

  Expenses incurred by the Fund with respect to any two or more Series are allocated in proportion to the net assets of each Series, except where allocation of direct expense to each Series or an alternative allocation method can be more fairly made.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  As compensation for its services to the Fund, the Advisers, Phoenix Investment Counsel, Inc. ("PIC") and National Securities and Research Corporation ("NSR"), indirect wholly-owned subsidiaries of Phoenix Home Life Mutual Insurance Company ("PHL"), are entitled to a fee based

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 1995 (Unaudited) (Continued)

upon the following annual rates as a percentage of the average daily net assets of each Series:

                                            1st         $1-2       $2+
Series                      Adviser     $1 Billion    Billion    Billion
Equity Opportunities
  Series                       NSR          0.70%       0.65%     0.60%
Strategic Theme Series         PIC          0.75%       0.70%     0.65%
Small Cap Series               PIC          0.75%       0.70%     0.65%

  The Adviser has agreed to assume expenses and reduce the advisory fee for the benefit of the Strategic Theme and Small Cap Series to the extent that other operating expenses (excluding investment advisory fees, distribution fees, interest, taxes, brokerage fees and commissions and extraordinary expenses) exceed 0.50% and 0.40%, respectively, of the average daily net assets of each Series.

   As Distributor of the Fund's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect wholly-owned subsidiary of PHL, has advised the Fund that it received selling commissions of $8,553 for Class A shares and deferred sales charges of $4,463 for Class B shares for the period ended October 31, 1995. In addition, each Series pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares and 1.00% for Class B shares of the average daily net assets of each Series. The Distribution Plan for Class A shares provides for fees to be paid up to a maximum on an annual basis of 0.30%; the Distributor has voluntarily agreed to limit the fee to 0.25%. The Distributor has advised the Fund that of the total amount expensed for the period ended October 31, 1995, $142,359 was earned by the Distributor and $109,841 was earned by unaffiliated participants.

   As Financial Agent of the Fund, PEPCO receives a fee at an annual rate of 0.03% of the average daily net assets of the Fund for bookkeeping, administration and pricing services. PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the period ended October 31, 1995, transfer agent fees were $145,287 of which PEPCO retained $57,504 which is net of the fees paid to State Street.

   At October 31, 1995, PHL and its affiliates held shares of the Fund as follows:
                                                     Aggregate
                                       Shares     Net Asset Value
Equity Opportunities Series--Class A        99       $      856
                           --Class B    14,995          129,110
     Strategic Theme Series--Class A   990,000        9,909,900
                           --Class B    10,000          100,100
           Small Cap Series--Class A   490,000        5,037,200
                           --Class B    10,000          102,800

3. PURCHASE AND SALE OF SECURITIES

  Purchases and sales of securities (excluding short-term securities, options written, futures, and forward currency contracts) for the period ended October 31, 1995, aggregated the following:

                                Purchases        Sales
Equity Opportunities Series   $274,362,626    $291,956,145
Strategic Theme Series           6,937,248         --
Small Cap Series                 5,682,248          33,339

   There were no purchases or sales of long-term U.S. Government securities.

4. CAPITAL LOSS CARRYOVERS

  Under current tax law, capital losses realized after October 31, 1994 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended April 30, 1995, the Equity Opportunities Fund Series elected to defer $317,988 in losses occurring between November 1, 1994 and April 30, 1995.

This report is authorized for use by other than shareholders only when accompanied or preceded by the delivery of a current prospectus showing the sales charge and other material information.

Phoenix Strategic Equity Series Fund

101 Munson Street
Greenfield, Massachusetts 01301

Trustees

C. Duane Blinn
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Leroy Keith, Jr.
Philip R. McLoughlin
James M. Oates
Philip R. Reynolds
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

Officers

Philip R. McLoughlin, President
Martin J. Gavin, Executive Vice President
Michael E. Haylon, Executive Vice President
Michael K. Arends, Vice President
James M. Dolan, Vice President
William R. Moyer, Vice President
William J. Newman, Vice President
Leonard J. Saltiel, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary

Investment Adviser--Phoenix Equity
Opportunities Fund Series

National Securities & Research Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

Investment Adviser--Phoenix Strategic Theme
Fund Series and Phoenix Small Cap Fund Series

Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

Principal Underwriter

Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

Transfer Agent

Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

Legal Counsel

Dechert, Price & Rhoads
1500 K Street, N.W.
Washington, D.C. 20005-1208

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

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

Phoenix Strategic Equity Series Fund
P.O. Box 2200
Enfield, CT 06083-2200

[logo] Phoenix Duff & Phelps

PEP 679 (23/95)

Bulk Rate Mail
U.S. Postage
PAID
Springfield, MA
Permit No. 444